ACQUISITIONS - Assets acquired and liabilities assumed (Details) $ in Thousands, $ in Thousands	Jan. 01, 2024 CAD ($)	Nov. 16, 2023 CAD ($)	Nov. 16, 2023 USD ($)	Mar. 28, 2023 CAD ($)
Avidity Science, LLC
Disclosure of detailed information about business combination [line items]
Cash consideration		$ 267,649	$ 195,471
Less: cash acquired		(6,100)
Consideration transferred, acquisition-date fair value		261,549
Purchase price allocation
Cash		6,100
Other current assets		47,474
Property, plant and equipment		15,649
Right-of-use assets		4,687
Technology		43,542
Brands		26,700
Customer relationships		56,139
Other		1,284
Current liabilities		(21,648)
Other long-term liabilities		(5,346)
Deferred tax liability		(9,271)
Net identifiable assets		165,310
Residual purchase price allocated to goodwill		102,339
Purchase consideration		$ 267,649
IT.ACA. Engineering S.r.l., Odyssey Validation Consultants Limited and Yazzoom B.V.
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 23,363
Less: cash acquired	(8,323)
Consideration transferred, acquisition-date fair value	15,040
Purchase price allocation
Cash	8,323
Other current assets	4,928
Property, plant and equipment	2,064
Right-of-use assets	423
Technology	4,449
Brands	2,053
Customer relationships	1,027
Other	1,429
Current liabilities	(7,243)
Other long-term liabilities	(679)
Deferred tax liability	(1,378)
Net identifiable assets	15,396
Residual purchase price allocated to goodwill	7,967
Purchase consideration	$ 23,363
IPCOS Group N.V., Zi-Argus Australia Pty Ltd. and Zi-Argus Ltd. and Triad Unlimited LLC
Disclosure of detailed information about business combination [line items]
Cash consideration				$ 58,639
Less: cash acquired				(7,012)
Consideration transferred, acquisition-date fair value				51,627
Purchase price allocation
Cash				7,012
Other current assets				14,475
Property, plant and equipment				428
Right-of-use assets				4,005
Technology				20,643
Brands				9,527
Customer relationships				4,763
Other				7,307
Current liabilities				(11,854)
Other long-term liabilities				(5,073)
Deferred tax liability				(7,041)
Net identifiable assets				44,192
Residual purchase price allocated to goodwill				25,653
Purchase consideration				$ 69,845